Offerings - Offering: 1	Nov. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	12,650,000
Maximum Aggregate Offering Price	$ 358,943,750.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 31,228.11
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR (File No. 333-295556) (the "Registration Statement"). This prospectus supplement relates to the offering of 11,000,000 shares ("Offered Shares") of common stock, par value $0.01 (the "Common Stock"), of Ingram Micro Holding Corporation (the "Company") which includes an underwriter's option to purchase up to 1,650,000 shares of Common Stock. The registration fee is calculated in accordance with Rule 457(c) under the under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low selling prices of the Common Stock on October 28, 2026, as reported by the New York Stock Exchange, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement.